Earnings/(losses) per Share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Basic earnings/(loss) per share
Profit/(loss) for the year attributable to owners of the Group	$ (44,948)	$ (100,661)	$ 47,683
Less: Dividends on Preference Shares	(10,063)	(10,063)	(10,063)
Profit/(loss) for the year attributable to owners of the Group	$ (55,011)	$ (110,724)	$ 37,620
Weighted average number of shares outstanding, basic	88,011,160	80,849,818	80,792,837
Basic earnings/(loss) per share	$ (0.63)	$ (1.37)	$ 0.47
Diluted earnings/(loss) per share
Profit/(loss) for the year attributable to owners of the Group used in the calculation of diluted EPS	$ (55,011)	$ (110,724)	$ 37,620
Weighted average number of shares outstanding, basic	88,011,160	80,849,818	80,792,837
Dilutive potential ordinary shares			844,185
Weighted average number of shares used in the calculation of diluted EPS	88,011,160	80,849,818	81,637,022
Diluted earnings/(loss) per share	$ (0.63)	$ (1.37)	$ 0.46
SARs
Diluted earnings/(loss) per share
Anti-dilutive potential ordinary shares	2,452,478	2,630,173	555,453
RSUs
Diluted earnings/(loss) per share
Anti-dilutive potential ordinary shares	643,853	367,162	0
PSUs
Diluted earnings/(loss) per share
Anti-dilutive potential ordinary shares	501,444	0	0